Segment Information (Tables)	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Information
Schedule of several key metrics included in net income or loss

For the three months ended
March 31, 2026
Operating expenses
General and administrative	$139,635
Net loss	$(139,635)

For the Period from
September 22, 2025
(Inception) to
December 31, 2025
Operating expenses
General and administrative	$145,382
Net loss	$(145,382)